Segment Information - Schedule of Information on Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of products and services [line items]
Net revenue	$ 23,932,900	$ 762,923	$ 22,695,909	$ 21,356,228
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Testing [member]
Disclosure of products and services [line items]
Net revenue	$ 5,677,923		$ 4,967,849	$ 4,394,726
Percentage of total revenue	24.00%	24.00%	22.00%	20.00%
Assembly [member]
Disclosure of products and services [line items]
Net revenue	$ 6,827,404		$ 5,390,447	$ 4,629,430
Percentage of total revenue	29.00%	29.00%	24.00%	22.00%
LCDD [member]
Disclosure of products and services [line items]
Net revenue	$ 5,869,849		$ 7,318,997	$ 7,821,640
Percentage of total revenue	24.00%	24.00%	32.00%	37.00%
Bumping [member]
Disclosure of products and services [line items]
Net revenue	$ 5,557,724		$ 5,018,616	$ 4,510,432
Percentage of total revenue	23.00%	23.00%	22.00%	21.00%